Debt - Schedule of Debt (Details) (10-K) (Parenthetical)												1 Months Ended					9 Months Ended		12 Months Ended
	Mar. 29, 2019 USD ($)	Feb. 28, 2019 USD ($)	Feb. 15, 2019 USD ($)	Jan. 16, 2019 USD ($)	Jan. 11, 2019 USD ($) Integer	Dec. 17, 2018 USD ($)	Sep. 28, 2018 USD ($)	Aug. 17, 2018	Jun. 29, 2016 USD ($)	May 11, 2016 USD ($)	Apr. 19, 2016 USD ($)	Mar. 31, 2019 USD ($) Integer	Feb. 28, 2019 USD ($) Integer shares	Jan. 31, 2019 USD ($) Integer	Aug. 31, 2018 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Cash receipts																	$ 2,177,452	$ 1,955,000	$ 4,115,961		$ 1,675,000
Repayments for debt				$ 60,000													3,801,562	1,164,396	2,936,044		1,424,578
Proceeds from short-term debt														$ 631,617	$ 75,000		200,000		530,000
Interest expense amortized																	2,916,917	$ 161,154	1,052,523
Repayment of short-term debt														$ 511,617
Proceeds form convertible promissory note																	140,000
Debt maturity date								Aug. 31, 2019
Interest expenses																	30,000		51,000
Common stock value												$ 2,640,161					3,003,490		2,640,161		$ 2,169,661
Convertible Promissory Note Entered into on 2/6/19 [Member]
Interest expense amortized																			72,514
Interest expenses																			4,172
Convertible Promissory Note Entered into on 3/14/19 [Member]
Interest expense amortized																			4,831
Interest expenses																			726
Lender [Member]
Repayments for debt																$ 600,000
Revenue Share Agreement Entered into on 6/28/2016 [Member]
Cash receipts									$ 250,000	$ 150,000	$ 100,000
Repayments for debt																$ 25,000			195,245
Royalty percentage																3.00%
Secured Merchant Agreement [Member]
Cash receipts	$ 28,500		$ 73,801		$ 349,851	$ 380,000	$ 570,000													$ 77,260
Repayments for debt	45,000		909,350		489,650	559,600	$ 839,400										451,886		141,372	699,500
Debt instrument interest percentage							10.00%
Debt discount	16,500		152,391		139,799	179,600	$ 269,400													224,500
Transferring of amount owed			233,501
Interest expense amortized																	126,292		26,100
Repayment to bank	$ 4,500		5,049			$ 3,000														$ 4,372
Secured Merchant Agreement [Member] | Payments of First 30 Days [Member]
Repayments for debt					1,000
Secured Merchant Agreement [Member] | Payments Thereafter [Member]
Repayments for debt					$ 2,999
New Secured Merchant Agreement [Member]
Repayments for debt		$ 605,899
Transferring of amount owed		233,501
Interest expense amortized		269,400
New Secured Merchant Agreement One [Member]
Repayments for debt		39,993
Transferring of amount owed		449,657
Interest expense amortized		139,799
New Secured Merchant Agreement Two [Member]
Repayments for debt		138,000
Transferring of amount owed		421,600
Interest expense amortized		179,600
Secured Merchant Agreement One [Member]
Cash receipts			126,932
Repayments for debt			840,000														413,580		129,388
Debt discount			291,468
Interest expense amortized																	241,823		49,646
Repayment to bank			4,649
New Secured Merchant Agreement Three [Member]
Repayments for debt		371,620
Transferring of amount owed		327,880
Interest expense amortized		224,500
Secured Merchant Agreement Two [Member]
Cash receipts			126,932
Repayments for debt			629,550														509,840		157,410
Debt discount			224,410
Interest expense amortized																	294,780		61,330
Repayment to bank			$ 3,498
Second Secured Merchant Agreement [Member]
Cash receipts													$ 288,000
Repayments for debt													419,700
Debt discount		$ 131,700											131,700
Repayment to bank													$ 2,332
Secured Merchant Agreement and Second Secured Merchant Agreement [Member]
Repayments for debt																			157,410
Interest expense amortized																			61,330
Financing Arrangement [Member]
Cash receipts				1,000,000
Proceeds from short-term debt				$ 120,000
Debt instrument interest percentage				0.00%
Secured Merchant Agreement Three [Member]
Repayments for debt																	40,500		4,500
Interest expense amortized																	14,850		1,650
Convertible Promissory Note Entered into on 1/11/19 [Member]
Debt instrument interest percentage		12.00%			12.00%								12.00%	12.00%
Debt discount		$ 30,000			$ 138,000								$ 30,000	$ 138,000
Interest expense amortized																	114,848		23,152
Proceeds form convertible promissory note					135,000								240,000	135,000
Loan fees					$ 3,000								$ 3,000	$ 3,000
Debt maturity date					Apr. 11, 2020								Aug. 06, 2019	Apr. 11, 2020
Conversion of lowest trading percentage					65.00%								65.00%	65.00%
Conversion of lowest trading days | Integer					15								20	15
Interest expenses					$ 450,005								$ 120,128	$ 450,005			$ 40,977		$ 3,448
Issuance of common stock returnable shares as commitment fee | shares													22,500,000
Common stock value		69,871											$ 69,871
Convertible Promissory Note Entered into on 1/11/19 [Member] | Common Stock [Member]
Debt discount		$ 270,000											$ 270,000
Convertible Promissory Note Entered into on 3/14/19 [Member]
Debt instrument interest percentage												12.00%							12.00%
Debt discount												$ 138,000							$ 138,000
Proceeds form convertible promissory note												135,000
Loan fees												$ 3,000
Debt maturity date												Jun. 14, 2020
Conversion of lowest trading percentage												65.00%
Conversion of lowest trading days | Integer												15
Interest expenses												$ 64,492